Consolidated Statements of Changes in Equity $ in Thousands		CAD ($) shares	Share Capital CAD ($) shares	Reserves CAD ($)	Share-Based Compensation CAD ($)	Compensation Options/ Warrants CAD ($)	Convertible Notes CAD ($)	Change in Ownership Interest CAD ($)	AOCI CAD ($)	Fair Value CAD ($)	Deferred Tax CAD ($)	Associate OCI Pick-up CAD ($)	Foreign Currency Translation CAD ($)	Deficit CAD ($)	Non-Controlling Interests CAD ($)
Beginning balance (in shares) at Jun. 30, 2019 | shares			84,786,562
Beginning balance at Jun. 30, 2019		$ 4,383,173	$ 4,673,118	$ 139,327	$ 143,947	$ 40,495	$ 41,685	$ (86,800)	$ (143,170)	$ (156,249)	$ 18,295	$ 352	$ (5,568)	$ (290,512)	$ 4,410
Shares issued for business combinations & asset acquisitions (in shares) | shares			2,689,933
Shares issued for business combinations & asset acquisitions		57,420	$ 57,420
Shares issued for earn out payments (in shares) | shares			614,513
Shares issued for earn out payments		8,121	$ 15,992	(7,871)		(7,871)
Shares issued through equity financings (in shares) | shares			21,009,339
Shares issued through equity financing		585,146	$ 585,146
Equity financing transaction costs		(12,507)	(12,507)
Deferred tax on transaction costs		2,231	$ 2,231
Conversion of convertible debentures (in shares) | shares			5,761,260
Conversion of convertible debentures		391,911	$ 433,177	(41,266)			(41,266)
Deferred tax on convertible debentures		$ 1,785	$ 1,703											82
Exercise of stock options (in shares) | shares		103,828	103,841
Exercise of stock options		$ 2,794	$ 6,382	(3,588)	(3,588)
Exercise of warrants (in shares) | shares			986
Exercise of warrants		73	$ 102	(29)		(29)
Exercise of RSUs and DSUs (in shares) | shares			44,823
Exercise of RSUs and DSUs		0	$ 2,268	(2,268)	(2,268)
Share-based compensation		61,090		61,090	50,712	10,378
Change in ownership interests in subsidiaries (in shares) | shares			217,554
Change in ownership interests in subsidiaries		0	$ 20,363											(18,263)	(2,100)
Choom marketable securities transferred to investment in associate		0							4,624	5,225	(601)			(4,624)
Comprehensive income (loss) for the period		(3,358,011)							(48,651)	(43,613)	1,225	(379)	(5,884)	(3,282,694)	(26,666)
Ending balance (in shares) at Jun. 30, 2020 | shares			115,228,811
Ending balance at Jun. 30, 2020		2,123,226	$ 5,785,395	145,395	188,803	42,973	419	(86,800)	(187,197)	(194,637)	18,919	(27)	(11,452)	(3,596,011)	(24,356)
Shares released for earn out payments (in shares) | shares			2,691,759
Shares released for earn out payments		20,009	$ 35,903	(15,894)		(15,894)
Shares issued through equity financings (in shares) | shares			78,671,431
Shares issued through equity financing		613,362	$ 613,362
Equity financing transaction costs		(30,936)	(30,936)
Deferred tax on transaction costs		$ (2,582)	$ (2,582)
Exercise of stock options (in shares) | shares		36,634	36,634
Exercise of stock options		$ 209	$ 420	(211)	(211)
Exercise of warrants (in shares) | shares			491,500
Exercise of warrants		9,072	$ 9,748	(676)		(676)
Exercise of RSUs and DSUs (in shares) | shares			168,784
Exercise of RSUs and DSUs		0	$ 7,357	(7,357)	(7,357)
Share-based compensation	[1],[2]	20,243		20,243	18,979	1,264
Shares returned to treasury (in shares) | shares			(50,283)
Change in ownership interests in subsidiaries (in shares) | shares			830,287
Change in ownership interests in subsidiaries		0	$ 5,629											(31,449)	25,820
Comprehensive income (loss) for the period		(714,903)							(19,814)	(16,690)		237	(3,361)	(693,625)	(1,464)
Ending balance (in shares) at Jun. 30, 2021 | shares			198,068,923
Ending balance at Jun. 30, 2021		$ 2,037,700	$ 6,424,296	$ 141,500	$ 200,214	$ 27,667	$ 419	$ (86,800)	$ (207,011)	$ (211,327)	$ 18,919	$ 210	$ (14,813)	$ (4,321,085)	$ 0

[1]	Included in share-based compensation is $1.3 million (June 30, 2020 - $10.4 million) expense relating to milestone payments from prior year acquisitions for the year ended June 30, 2021.
[2]	Of the total $20.2 million share-based compensation reserve, none were capitalized to property, plant and equipment for the year ended June 30, 2021 (June 30, 2020 - $1.2 million).